Cash, Cash Equivalents and Restricted Cash - Schedule of Cash, Cash Equivalents and Restricted Cash (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Cash, Cash Equivalents and Restricted Cash [Abstract]
Cash held in banks	$ 1,580	$ 2,257
Bank deposits with original maturities of three months or less	314	1,044
Total cash and cash equivalents	1,894	3,301
Restricted cash – current – Prepaid expenses and other receivables	113	113
Restricted cash – noncurrent – Other assets	366	317
Total cash, cash equivalents and restricted cash shown in the statement of cash flows	$ 2,373	$ 3,731